Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2013
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb. 10, 2014
Effective Date	dei_DocumentEffectiveDate	Feb. 10, 2014
Prospectus Date	rr_ProspectusDate	Sep. 01, 2013
WCM Focused International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION WCM Focused International Growth Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The WCM Focused International Growth Fund (the “Fund”) seeks long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and net operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 75% of its net assets in equity securities of non-U.S. domiciled companies or depository receipts of non-U.S. domiciled companies located in developed countries and in emerging market countries. The Fund’s investments in equity securities may include common stocks, preferred stocks and warrants.

The Fund’s investments in depository receipts may include American, European, and Global Depository Receipts (“ADRs”, “EDRs”, and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

The Fund’s advisor uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and show a strong probability for superior future growth. The advisor’s investment process focuses on seeking companies that are industry leaders with sustainable competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The Fund’s advisor also considers other factors including political risk, monetary policy risk, and regulatory risk in selecting securities.

Although the Fund may invest in any size companies, it will generally invest in large capitalization established multinational companies. The Advisor considers large capitalization companies to be those with market capitalization of $5 billion or greater at the time of investment. The Fund generally will invest in securities of companies located in different regions and in at least three different countries. However, from time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

The Fund is classified as “non-diversified”, which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.

Market Risk. Market risk is the risk that the Fund’s share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market.

Equity Securities Risk. Investment in equity securities involves substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses.

Foreign Investment Risk. The prices of foreign securities may be more volatile than those of U.S. securities because of economic and social conditions abroad, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in depository receipts are also subject to these risks. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Currency Risk. Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses.

Emerging Market Risks. The Fund’s investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Non-Diversification Risk. The Fund is classified as “non-diversified”, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is classified as “non-diversified”, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available on the Fund’s website at www.investfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.investfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return as of June 30, 2013 was 6.24%.

Institutional Shares
Highest Calendar Quarter Return at NAV (non-annualized):	11.09%	Quarter Ended March 31, 2012
Lowest Calendar Quarter Return at NAV (non-annualized):	(7.82)%	Quarter Ended June 30, 2012

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	6.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV (non-annualized):
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV (non-annualized):
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.82%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	This Fund is a multiple class fund that offers more than one class in this prospectus; after-tax returns are shown for Institutional Class shares only and after-tax returns for other classes will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. This Fund is a multiple class fund that offers more than one class in this prospectus; after-tax returns are shown for Institutional Class shares only and after-tax returns for other classes will vary.

WCM Focused International Growth Fund | MSCI ACWI ex US Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.39%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
WCM Focused International Growth Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.93%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[1]
WCM Focused International Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WCMRX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	wcmfunds_WireFee	$ 20.00
Overnight check delivery fee	wcmfunds_CheckFee	15.00
Retirement account fees (annual maintenance and full redemption requests, if redeemed after 30 days of purchase)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.04%
All other expenses	rr_Component2OtherExpensesOverAssets	0.26%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	149
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	451
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	776
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,695
1 Year	rr_AverageAnnualReturnYear01	12.19%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011
WCM Focused International Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WCMIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	wcmfunds_WireFee	20.00
Overnight check delivery fee	wcmfunds_CheckFee	15.00
Retirement account fees (annual maintenance and full redemption requests, if redeemed after 30 days of purchase)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.04%
All other expenses	rr_Component2OtherExpensesOverAssets	0.26%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	123
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	373
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	643
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,413
2012	rr_AnnualReturn2012	12.47%
1 Year	rr_AverageAnnualReturnYear01	12.47%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
WCM Focused International Growth Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.43%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
WCM Focused International Growth Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.30%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011

[1]	For Institutional Class shares, for the period from May 31, 2011 to December 31, 2012, the average annual total return of the MSCI EAFE Index was (1.93)%. For Investor Class shares, for the period from August 31, 2011 to December 31, 2012, the average annual total return of the MSCI EAFE Index was 7.17%
[2]	The total annual fund operating expenses and net operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses